Note 2 - Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended			9 Months Ended		12 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended		12 Months Ended			0 Months Ended			1 Months Ended		0 Months Ended				1 Months Ended				9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2013	Aug. 30, 2013	Jan. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 15, 2013	Feb. 15, 2011	Oct. 21, 2013 Subsequent Event [Member]	Sep. 30, 2013 Securities Pledged as Collateral [Member] Series D Preferred Stock [Member]	Nov. 02, 2012 Series C Preferred Stock [Member]	Oct. 18, 2012 Series C Preferred Stock [Member]	Jan. 24, 2013 Series C Preferred Stock [Member]	Oct. 18, 2012 Series C Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Aug. 30, 2013 Series C Preferred Stock [Member]	May 13, 2013 Series D Preferred Stock [Member]	Mar. 21, 2013 Series D Preferred Stock [Member]	Feb. 15, 2013 Series D Preferred Stock [Member]	Sep. 30, 2013 Series D Preferred Stock [Member]	Mar. 21, 2013 Series D Preferred Stock [Member]	Feb. 15, 2013 Series D Preferred Stock [Member]	Aug. 30, 2013 Series D Preferred Stock [Member]	May 13, 2013 Series D Preferred Stock [Member] Maximum [Member]	Feb. 15, 2013 Series D Preferred Stock [Member] Maximum [Member]	Sep. 30, 2013 Accounts Receivable [Member]	Sep. 30, 2013 Finished Goods [Member]	Sep. 30, 2013 Cash [Member]	Sep. 30, 2013 Aggregate Cash, Raw Materials, and Finished Goods [Member]	Sep. 30, 2013 Material and Workmanship [Member]	Dec. 31, 2012 Material and Workmanship [Member]	Sep. 30, 2013 Installation [Member]	Dec. 31, 2012 Installation [Member]	Dec. 31, 2011 Installation [Member]	Sep. 30, 2013 Patents [Member]	Dec. 31, 2012 Patents [Member]	Dec. 31, 2011 Patents [Member]	Sep. 30, 2013 Advances [Member]	Sep. 30, 2013 Minimum [Member] Solar Panels and Inverters [Member]	Dec. 31, 2012 Minimum [Member] Solar Panels and Inverters [Member]	Sep. 30, 2013 Minimum [Member] Installation [Member]	Dec. 31, 2012 Minimum [Member] Installation [Member]	Sep. 30, 2013 Minimum [Member] Defective Products [Member]	Dec. 31, 2012 Minimum [Member] Defective Products [Member]	Sep. 30, 2013 Minimum [Member] Advances [Member]	Sep. 30, 2013 Maximum [Member] Solar Panels and Inverters [Member]	Dec. 31, 2012 Maximum [Member] Solar Panels and Inverters [Member]	Sep. 30, 2013 Maximum [Member] Installation [Member]	Dec. 31, 2012 Maximum [Member] Installation [Member]	Sep. 30, 2013 Maximum [Member] Defective Products [Member]	Dec. 31, 2012 Maximum [Member] Defective Products [Member]	Sep. 30, 2013 Maximum [Member]	Aug. 30, 2013 Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Number of Employee Headcount Reduced			12
Cash	$ 379,000			$ 379,000		$ 127,000
Line of Credit Facility, Remaining Borrowing Capacity						750,000
Security Purchase Agreement, Maximum Number of Shares Could Be Issued (in Shares)								1,000					1,245		1,245						1,000			1,000
Preferred Stock, Dividend Rate, Percentage													8.00%		8.00%	8.00%								8.00%
Preferred Stock, Stated Value (in Dollars per share)													$ 1,000		$ 1,000		$ 1,000				$ 1,000			$ 1,000
Securities Purchase Agreement, Maximum Aggregate Proceeds from Issuance of Preferred Stock (in Dollars)													1,245,000		1,245,000						1,000,000			1,000,000
(in Shares)												350		75	750								167	150
Proceeds from Issuance of Preferred Stock and Preference Stock (in Dollars)												350,000	750,000	75,000	750,000				175,000	100,000	150,000		100,000	150,000
Securities Purchase Agreement, Maximum Multiplication Number								1.67																		3.34	1.67
Finite-Lived Intangible Asset, Useful Life						12 years																															11 years 3 months	17 years
Finite-Lived Intangible Assets, Net	1,273,813			1,273,813		1,329,046	103,920																															1,400,000
Finite-Lived Intangible Assets, Accumulated Amortization																																						89,000
Amortization of Intangible Assets				83,969	39,844	67,919	6,722																															68,000	7,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months						110,000
Other Finite-Lived Intangible Assets, Gross						165,000
Warranty Period																																5 years	5 years								15 years	15 years	5 years	5 years	5 years	5 years		25 years	25 years	10 years	10 years	25 years	25 years
Product Warranty Accrual, Current	331,390			331,390		329,680	217,812
Disposal Group, Including Discontinued Operation, Other Current Liabilities																																		991,000	1,000,000	1,100,000
Advertising Expense						144,000	187,000
Research and Development Expense						649,000	800,000
Number of Wholly-Owned Subsidiaries						2
Convertible Notes Payable (in Dollars)		200,000																							200,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%																																						12.00%
Debt Instrument, Convertible, Threshold Consecutive Trading Days		20 years
Debt Instrument, Convertible, Stock Price Trigger (in Dollars per share)		$ 0.04
Equity Method Investment, Ownership Percentage																																																							9.99%
Line Of Credit Facility Maximum Borrowing Capacity Percentage		120.00%																										80.00%	65.00%	95.00%
Line of Credit Facility, Expiration Period	1 year																					1 year
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	500,000			500,000					750,000																						300,000
Interest Expense (in Dollars)																																															500
Preferred Stock, Shares Issued (in Shares)											50	750		720				147							930
Line of Credit Facility, Collateral Fees, Amount (in Dollars)	5,000
Line of Credit Facility Administrative Fee Percentage	0.50%
Line of Credit Facility Administrative Fee Amount (in Dollars)																																																						500
Prepayment Fee Percent	0.50%
Line of Credit Facility, Amount Outstanding	350,000			350,000		0	92,000															350,000
Proceeds from Lines of Credit (in Dollars)										$ 100,000